Quarterly Financial Information (Unaudited) - Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 129,881	$ 158,399	$ 136,290	$ 111,649	$ 101,349	$ 99,807	$ 96,907	$ 75,074	$ 536,219	$ 373,137	$ 293,165
Operating income (loss)	181,355	127,078	(93,294)	(16,739)	17,300	24,401	65,253	(1,341)	198,400	105,613	48,323
Net income (loss)	158,839	101,307	(111,640)	(32,892)	1,029	12,098	56,413	(8,535)	115,614	61,005	23,067
Net income (loss) attributable to Memorial Production Partners LP	159,000	101,157	(111,628)	(32,947)	982	11,972	56,315	(8,531)	115,582	60,738	22,963
Net income (loss) allocated to previous owners	(4,277)	(1,919)	2,566	1,165	(9,880)	55,265	10,136	(3,509)	(2,465)	52,012	22,842
Net income (loss) noncontrolling interest	(161)	150	(12)	55	47	126	98	(4)	32	267	104
Limited partners' interest in net income (loss)	$ 163,066	$ 102,925	$ (114,120)	$ (34,118)	$ 10,831	$ (43,270)	$ 46,133	$ (5,017)	$ 117,753	$ 8,677	$ 121
Basic and diluted earnings per unit	$ 1.88	$ 1.39	$ (1.86)	$ (0.56)	$ 0.18	$ (0.97)	$ 1.04	$ (0.14)	$ 1.66	$ 0.19	$ 0.01